UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-1976

Sequoia Fund, Inc.
(Exact name of registrant as specified in charter)

767 Fifth Avenue, Suite 4701 New York NY	10153
(Address of principal executive offices)	(Zip code)

Robert D. Goldfarb
c/o Sequoia Fund, Inc. 767 Fifth Avenue, Suite 4701 New York, NY 10153
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-686-6884

Date of fiscal year end:  December 31, 2011

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

SEQUOIA FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS (78.84%)

Shares		Value (a)
	ADVERTISING (1.12%)
933,743	Omnicom Group Inc.	$45,809,432
	AEROSPACE/DEFENSE (7.50%)
947,406	Precision Castparts Corp.	139,439,215
23,161,200	Qinetiq Group plc (United Kingdom) (b)	45,210,662
12,376,114	Rolls-Royce Group plc (United Kingdom)	122,894,812
		307,544,689
	AUTO PARTS (6.24%)
2,449,400	Advance Auto Parts, Inc.	160,729,628
1,656,139	O’Reilly Automotive Inc. (b)	95,161,747
		255,891,375
	CONSTRUCTION EQUIPMENT (1.04%)
1,520,736	Ritchie Bros. Auctioneers Incorporated	42,808,718
	CRUDE OIL & GAS PRODUCTION (0.22%)
179,508	Canadian Natural Resources Limited	8,873,080
	DIVERSIFIED COMPANIES (9.40%)
3,055	Berkshire Hathaway Inc. Class A (b)	382,791,500
33,000	Berkshire Hathaway Inc. Class B (b)	2,759,790
		385,551,290
	DIVERSIFIED MANUFACTURING (0.97%)
765,664	Danaher Corporation	39,737,962
	ELECTRONIC MANUFACTURING SERVICES (0.09%)
77,500	Trimble Navigation Limited (b)	3,916,850
	FLOORING PRODUCTS (3.96%)
2,656,923	Mohawk Industries Inc. (b)	162,470,841
	FREIGHT TRANSPORTATION (0.33%)
271,300	Expeditors International Inc.	13,602,982
	HEALTHCARE (15.58%)
418,000	Becton, Dickinson and Company	33,281,160
529,800	Perrigo Company	42,129,696
11,320,000	Valeant Pharmaceuticals International Inc.	563,849,200
		639,260,056
	INDUSTRIAL & CONSTRUCTION SUPPLIES (5.49%)
3,475,384	Fastenal Company	225,309,145
	INDUSTRIAL GASES (0.89%)
359,017	Praxair, Inc.	36,476,127
	INFORMATION PROCESSING (1.83%)
298,457	MasterCard Inc.	75,127,596
	INSURANCE BROKERS (0.71%)
1,124,830	Brown & Brown Inc.	29,020,614
	INTERNET SOFTWARE & SERVICES (1.87%)
130,571	Google Inc. (b)	76,542,026

Shares		Value (a)
	INVESTMENT BANKING & BROKERAGE (1.68%)
435,000	The Goldman Sachs Group Incorporated	68,934,450
	IT CONSULTING & OTHER SERVICES (1.90%)
477,000	International Business Machines Corp.	77,784,390
	LABORATORY SUPPLIES (0.08%)
19,247	Mettler-Toledo International Inc. (b)	3,310,484
	PROPERTY AND CASUALTY INSURANCE (0.02%)
21,000	Verisk Analytics, Inc. (b)	687,960
	RETAILING (8.93%)
39,666	Costco Wholesale Corporation	2,908,311
1,368,875	Target Corporation	68,457,439
4,934,190	TJX Companies, Inc.	245,377,269
949,032	Wal-Mart Stores, Inc.	49,397,116
		366,140,135
	VETERINARY DIAGNOSTICS (4.83%)
2,565,548	Idexx Laboratories Inc. (b)	198,111,617
	Miscellaneous Securities (4.16%) (c)	171,323,231
	TOTAL COMMON STOCKS (COST $1,564,240,550)	$3,234,235,050

U.S. GOVERNMENT OBLIGATIONS (20.65%)

Principal Amount		Value (a)
$847,000,000	U.S. Treasury Bills, 0.13% – 0.20% due 4/14/2011 through 5/19/2011	$846,971,129
	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $846,971,129)	$846,971,129
	TOTAL INVESTMENTS (99.49%) (COST $ 2,411,211,679) ++	$4,081,206,179

SUMMARY

Common Stocks	78.84%	$3,234,235,050
U.S. Government Obligations	20.65%	846,971,129
Net Cash & Receivables	0.51%	20,998,106
Net Assets		$4,102,204,285
Number of Shares Outstanding		28,729,142
Net Asset Value Per Share		$142.79

++ The cost for federal income tax purposes is identical. At March 31, 2011 the aggregate gross tax basis unrealized appreciation and depreciation of securities were $1,681,324,940 and $11,330,440, respectively.

(a)	Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on that day.

U.S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold.

(b)	Non-income producing.
(c)	“Miscellaneous Securities” include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2011, there were no significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Valuation Inputs	Common Stocks	U.S. Government Obligations	Total
Level 1 – Quoted Prices	$3,234,235,050	—	$3,234,235,050
Level 2 – Other Significant Observable Inputs*	—	$846,971,129	846,971,129
Total	$3,234,235,050	$846,971,129	$4,081,206,179
*	Represents U.S. Treasury Bills with remaining maturities of 60 days or less which are valued at their amortized cost.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits to and part of this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sequoia Fund, Inc.

By:	/s/ Robert D. Goldfarb Robert D. Goldfarb President and Principal Executive Officer

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert D. Goldfarb Robert D. Goldfarb President and Principal Executive Officer

Date: May 27, 2011

By:	/s/ Joseph Quinones, Jr. Joseph Quinones, Jr. Vice President, Secretary & Treasurer

Date: May 27, 2011